Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details) - Related Party [Member] - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Balances with Related Parties [Line Items]
Due to a related party	$ 23,578	$ 22,846
Due from related parties	56,170	26,333
Mr. Haogang Yang [Member]
Schedule of Balances with Related Parties [Line Items]
Due to a related party	23,578	22,846
Mori Enterprise Management (Beijing) [Member]
Schedule of Balances with Related Parties [Line Items]
Due from related parties	145	140
Yuanjie (Huzhou) Technology Co., Ltd. [Member]
Schedule of Balances with Related Parties [Line Items]
Due from related parties	28,993
Partnership Qi Fei Shanghai Technology Co., Ltd. [Member]
Schedule of Balances with Related Parties [Line Items]
Due from related parties	19,861	19,244
Mr. Chen Chen [Member]
Schedule of Balances with Related Parties [Line Items]
Due from related parties	$ 7,171	$ 6,949